Intangible assets	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Intangible assets
16	Intangible assets

16A.	Accounting policy
Intangible assets purchased, including those acquired in business combinations, are measured at cost which is the fair value as of the date of acquisition where applicable less accumulated amortization and impairment, if any. Intangible assets with indefinite lives are reviewed annually to determine whether an indefinite-life assessment continues to be supportable. If not, the change in the useful-life assessment from indefinite to finite is made on a prospective basis.
For intangible assets with finite lives, amortization is provided on a straight-line basis over the estimated useful lives of the acquired intangible assets as per the estimated amortization period below

Type of Asset	Estimated amortization period
Patents and technological know-how	2 to 12 years
Customer related intangibles - Dealer network	20 years
Intellectual property rights	3 to 10 years
Computer Software	1 to 8 years
Product development costs	2 to 10 years
The amortization period for intangible assets with finite useful lives is reviewed at each year-end.
Changes in expected useful lives are treated as changes in accounting estimates.
Capital
work-in-progress
includes capital advances.
Internally generated intangible asset
Research costs are charged to the consolidated income statement in the year in which they are incurred.
Product development costs incurred on new vehicle platform, engines, transmission and new products are recognized as intangible assets, when feasibility has been established, the Company has committed technical, financial and other resources to complete the development and it is probable that asset will generate probable future economic benefits. The probable future economic benefits are assessed using key assumptions such as forecasted sales volumes, margins and capital expenditures. The Company applies judgement in determining at what point in a vehicle program’s life cycle the recognition criteria are satisfied.
The cost of an internally generated intangible asset is the sum of directly attributable expenditure incurred from the date when the intangible asset first meets the recognition criteria to the completion of its development.
The costs capitalized include the cost of materials, direct labor and directly attributable overhead expenditure incurred up to the date the asset is available for use.
Interest cost incurred is capitalized up to the date the asset is ready for its intended use, based on borrowings incurred specifically for financing the asset or the weighted average rate of all other borrowings if no specific borrowings have been incurred for the asset.
Capitalized development expenditure is measured at cost less accumulated amortization and accumulated impairment, if any. Amortisation is not recorded on product engineering in progress until development is complete.
Derecognition of intangible assets
An item of intangible assets is derecognized on disposal or when fully amortized or no longer in use. Any gain or loss arising from derecognition of an item of intangible assets is included in income statement.

16B.	Intangible assets consist of the following:

	Software		Patents and technological know how		Customer related		Intellectual property rights and other intangibles		Product development		Indefinite life trademarks and brands		Intangible Assets under development		Total

	(In millions)
Cost as at April 1, 2022	Rs.	96,958.7	Rs.	17,467.3	Rs.	6,538.4	Rs.	9,178.9	Rs.	1,025,002.8	Rs.	55,966.1	Rs.	64,994.4	Rs.	1,276,106.6
Additions		6,676.0		868.9		—		—		64,498.6		—		87,254.4	*	159,297.9
Capitalised product development		—		—		—		—		—		—		(66,872.2)		(66,872.2)
Write down of assets		—		—		—		—		—		—		(1,789.8)		(1,789.8)
Currency translation		2,687.4		(79.4)		129.3		830.8		27,446.0		—		2,241.7		33,255.8
Fully amortized not in use		(277.7)		(2.1)		—		—		(113,797.0)		—		—		(114,076.8)

Cost as at March 31, 2023	Rs.	106,044.4	Rs.	18,254.7	Rs.	6,667.7	Rs.	10,009.7	Rs.	1,003,150.4	Rs.	55,966.1	Rs.	85,828.5	Rs.	1,285,921.5

Accumulated amortization at April 1, 2022		(74,821.8)		(16,316.2)		(4,810.1)		(3,822.3)		(616,214.6)		(13,309.9)		—		(729,294.9)
Amortization for the year		(7,202.4)		(246.2)		(245.3)		(286.7)		(105,993.5)		—		—		(113,974.0)
Currency translation		(2,350.3)		335.0		(111.2)		(705.8)		(22,205.2)		—		—		(25,037.5)
Fully amortized not in use		277.7		2.1		—				113,797.0		—		—		114,076.8

Accumulated amortization at March 31, 2023		(84,096.8)		(16,225.3)		(5,166.6)		(4,814.8)		(630,616.3)		(13,309.9)		—		(754,229.7)

Net carrying amount as at March 31, 2023	Rs.	21,947.6	Rs.	2,029.4	Rs.	1,501.1	Rs.	5,194.9	Rs.	372,534.1	Rs.	42,656.2	Rs.	85,828.5	Rs.	531,691.8

															US$	6,470.6

Cost as at April 1, 2021	Rs.	95,999.6	Rs.	17,321.6	Rs.	6,627.8	Rs.	10,292.9	Rs.	1,011,615.9	Rs.	55,966.1	Rs.	122,684.3	Rs.	1,320,508.2
Additions		2,731.4		351.6		—		26.1		112,493.9		—		57,488.3	*	173,091.3
Capitalised product development		—		—		—		—		—		—		(114,076.0)		(114,076.0)
Write down of assets		—		—		—		—		—		—		(918.1)		(918.1)
Currency translation		(1,241.4)		(205.9)		(89.4)		(912.2)		12,538.3		—		(184.1)		9,905.3
Fully amortized not in use		(530.9)		—		—		(227.9)		(111,645.3)		—		—		(112,404.1)

Cost as at March 31, 2022		96,958.7		17,467.3		6,538.4		9,178.9		1,025,002.8		55,966.1		64,994.4		1,276,106.6

Accumulated amortization at April 1, 2021		(69,031.5)		(16,123.9)		(4,619.7)		(3,962.1)		(598,977.8)		(13,309.9)		—		(706,024.9)
Amortization for the year		(7,307.5)		(393.2)		(258.9)		(315.7)		(111,425.9)		—		—		(119,701.2)
Reversal for impairment loss (refer note 18(c))		(0.2)		—		—		—		—		—		—		(0.2)
Currency translation		986.5		200.9		68.5		227.6		(17,456.2)		—		—		(15,972.7)
Fully amortized not in use		530.9		—		—		227.9		111,645.3		—		—		112,404.1

Accumulated amortization at March 31, 2022		(74,821.8)		(16,316.2)		(4,810.1)		(3,822.3)		(616,214.6)		(13,309.9)		—		(729,294.9)

Net carrying amount as at March 31, 2022	Rs.	22,136.9	Rs.	1,151.1	Rs.	1,728.3	Rs.	5,356.6	Rs.	408,788.2	Rs.	42,656.2	Rs.	64,994.4	Rs.	546,811.7

*	Additions include allocation of central overheads amounting to Rs.7,826.6 million and Rs . 5,294.1 million for the year ended March 31, 2023 and 2022, respectively.

1.
The useful life of trademarks and brands in respect of the acquired Jaguar Land Rover businesses have been determined to be indefinite as the Company expects to generate future economic benefits indefinitely from these assets.

2.
During the year ended March 31, 2014, legislation was enacted that allows United Kingdom (UK) companies to elect for the Research and Development Expenditure Credit (RDEC) on qualifying expenditures incurred since April 1, 2013, instead of the existing super-deduction rules. As a result of this election by the Company’s subsidiary in the UK, Rs.7,360.5 million, Rs.3,970.6 million and Rs.4,463.9 million of the RDEC, for the years ended March 31, 2023, 2022 and 2021 respectively, the proportion relating to capitalized product development expenditure, have been off set against these assets. The remaining Rs.9,588.0 million, Rs.3,461.5 million and Rs.3,978.7 million for the years ended March 31, 2023, 2022 and 2021 respectively, have been recognized as miscellaneous income, a component of other income/(loss) (net).